Quarterly Holdings Report
for
Fidelity® Investment Grade Securitized ETF
May 31, 2025
FIG-NPRT3-0725
1.9900961.104
Asset-Backed Securities - 18.8%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Evergreen Cr Card Tr Series 2025-CRT5 Class B, 5.24% 5/15/2029 (b)	1,200,000	1,207,331
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (b)	443,796	445,700
TOTAL CANADA		1,653,031
UNITED STATES - 18.8%
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (b)	64,138	64,056
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	817,678	817,936
Affirm Asset Securitization Trust Series 2025-X1 Class B, 5.19% 4/15/2030 (b)	800,000	799,586
American Express Credit Account Master Trust Series 2024-3 Class A, 4.65% 7/15/2029	141,000	142,065
Ari Fleet Lease Trust 2024-B Series 2024-B Class A3, 5.26% 4/15/2033 (b)	2,670,000	2,691,872
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	12,428,061	12,520,947
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (b)	5,735,436	5,758,180
Ari Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	460,000	457,838
Ari Fleet Lease Trust Series 2025-A Class B, 4.7% 1/17/2034 (b)	1,100,000	1,089,454
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	1,610,000	1,610,359
Avis Budget Rental Car Funding AESOP LLC Series 2022-3A Class A, 4.62% 2/20/2027 (b)	8,999,000	8,988,035
Bank of America Credit Card Master Trust Series 2024-A1 Class A, 4.93% 5/15/2029	243,000	245,998
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (b)	5,119,644	5,108,652
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (b)	20,330,000	20,330,789
BMW Vehicle Owner Trust Series 2024-A Class A3, 5.18% 2/26/2029	1,702,000	1,716,227
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	6,800,000	6,835,212
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (b)	2,700,000	2,698,416
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	9,154,000	9,274,072
Carmax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	6,800,000	6,842,333
Carmax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	1,425,000	1,430,765
Carvana Auto Receivables Trust Series 2024-N1 Class A3, 5.6% 3/10/2028 (b)	9,270,000	9,302,987
Carvana Auto Receivables Trust Series 2024-N2 Class A3, 5.71% 7/10/2028 (b)	17,600,000	17,726,356
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	1,894,000	1,890,964
Carvana Auto Receivables Trust Series 2025-P1 Class B, 4.98% 5/12/2031	2,800,000	2,809,191
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (b)	430,000	429,964
Ccg Receivables Trust. Series 2025-1 Class B, 4.69% 10/14/2032 (b)	1,000,000	997,287
Citibank Credit Card Issuance Trust Series 2017-A6 Class A6, CME Term SOFR 1 month Index + 0.8845%, 5.2097% 5/14/2029 (c)(d)	1,170,000	1,180,736
Citigroup Commercial Mortgage Trust Series 2017-C4 Class A4, 3.471% 10/12/2050	5,350,000	5,187,152
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	2,000	2,013
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	1,195,000	1,197,291
Dell Equip Fin Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (b)	2,100,000	2,110,250
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	3,167,065	3,184,062
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	2,510,000	2,529,423
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	1,665,000	1,662,133
Dext Abs LLC Series 2025-1 Class A3, 4.77% 8/15/2035 (b)	2,340,000	2,333,343
DLLAA LLC Series 2025-1A Class A3, 4.95% 9/20/2029 (b)	5,800,000	5,860,117
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	3,682,568	3,688,042
DLLMT Series 2023-1A Class A3, 5.34% 3/22/2027 (b)	629,189	631,428
Enterprise Fleet Financing LLC Series 2022-2 Class A3, 4.79% 5/21/2029 (b)	15,300,000	15,284,764
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (b)	5,234,069	5,250,216
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	1,099,206	1,115,231
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	562,460	565,719
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	16,572,058	16,624,674
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	414,000	417,403
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	340,000	340,469
Exeter Automobile Receivables Trust Series 2025-1A Class A2, 4.7% 9/15/2027	9,307,905	9,307,772
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	5,615,000	5,619,768
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	385,000	384,671
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	325,000	324,540
Ford Credit Auto Lease Trust Series 2024-B Class A2B, U.S. 30-Day Avg. SOFR Index + 0.4%, 4.7323% 2/15/2027 (c)(d)	2,745,177	2,745,226
Ford Credit Auto Lease Trust Series 2024-B Class A3, 4.99% 12/15/2027	7,365,000	7,404,976
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (b)	8,700,000	8,584,473
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	1,227,000	1,193,157
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	54,518,000	54,689,994
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	6,045,000	6,131,091
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A2, U.S. 30-Day Avg. SOFR Index + 0.75%, 5.0823% 4/15/2029 (b)(c)(d)	2,400,000	2,406,599
Ford Credit Floorplan Master Owner Trust A Series 2024-3 Class A1, 4.3% 9/15/2029 (b)	33,273,000	33,185,069
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	3,600,000	3,602,296
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A3, 4.85% 12/18/2028	5,812,000	5,838,804
GM Financial Leasing Trust Series 2024-1 Class A3, 5.09% 3/22/2027	6,350,000	6,370,458
GM Financial Revolving Receivables Trust Series 2025-1 Class B, 4.8% 12/11/2037 (b)	500,000	500,836
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	11,378,000	11,465,027
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4823% 6/15/2028 (b)(c)(d)	9,320,000	9,367,616
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A1, 4.59% 3/15/2029 (b)	1,035,000	1,036,379
GMF Floorplan Owner Revolving Trust Series 2025-1A Class B, 4.79% 3/15/2029 (b)	2,000,000	2,001,108
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (b)	6,300,000	6,291,171
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A3, 4.49% 4/16/2029 (b)	3,100,000	3,093,291
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (b)	2,471,453	2,474,703
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	12,218,390	12,247,026
Honda Auto Receivables Owner Trust Series 2024-1 Class A3, 5.21% 8/15/2028	3,000,000	3,025,048
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	5,700,000	5,703,555
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (b)	3,570,000	3,593,644
Hyundai Auto Lease Securitization Trust Series 2024-A Class A3, 5.02% 3/15/2027 (b)	18,200,000	18,250,807
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	2,585,000	2,605,803
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (b)	28,800,000	28,864,331
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	5,500,000	5,507,563
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	2,500,000	2,494,700
Kubota Credit Owner Trust Series 2023-2A Class A3, 5.28% 1/18/2028 (b)	10,025,000	10,101,765
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/2027 (b)	448,141	450,258
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	104,139	104,302
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	691,000	688,727
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	6,062,258	6,099,278
OneMain Financial Issuance Trust Series 2019-2A Class A, 3.14% 10/14/2036 (b)	27,800,000	26,939,988
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (b)	13,500,000	13,130,631
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	148,517	148,506
Oportun Funding Trust Series 2025-1 Class A, 4.96% 8/16/2032 (b)	6,232,553	6,218,493
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (b)	12,020,791	12,110,028
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (b)	875,000	876,082
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	415,000	416,256
Reach ABS Trust Series 2025-1A Class A, 4.96% 8/16/2032 (b)	17,361,515	17,345,671
Santander Drive Auto Receivables Trust Series 2024-3 Class A2, 5.91% 6/15/2027	3,736,225	3,739,772
Santander Drive Auto Receivables Trust Series 2024-4 Class A2, 5.41% 7/15/2027	1,224,153	1,225,396
Santander Drive Auto Receivables Trust Series 2024-5 Class A3, 4.62% 11/15/2028	7,900,000	7,894,479
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	1,075,000	1,075,854
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	5,000,000	5,014,985
SBNA Auto Lease Trust Series 2024-A Class A4, 5.24% 1/22/2029 (b)	17,600,000	17,710,113
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	13,376,000	13,362,883
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	553,000	558,840
SoFi Consumer Loan Program Trust Series 2025-1 Class A, 4.8% 2/27/2034 (b)	12,223,125	12,220,390
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	9,835,000	9,588,380
Toyota Auto Receivables Owner Trust Series 2025-B Class A3, 4.34% 11/15/2029	9,900,000	9,906,126
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (b)	5,500,000	5,485,798
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (b)	3,506,680	3,508,528
Volkswagen Auto Lease Trust Series 2024-A Class A3, 5.21% 6/21/2027	1,000	1,008
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	648,000	656,920
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	17,671,516	17,680,629
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (b)	3,500,000	3,498,373
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (b)	6,700,000	6,689,840
Wheels Fleet Lease Funding 1 LLC Series 2023-1A Class A, 5.8% 4/18/2038 (b)	2,599,119	2,614,576
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	14,927,200	15,057,492
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (b)	10,100,000	10,109,582
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	1,612	1,613
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	7,395,000	7,383,355
World Omni Automobile Lease Securitization Trust Series 2025-A Class B, 4.68% 5/15/2030	2,750,000	2,745,442
TOTAL UNITED STATES		710,415,868
TOTAL ASSET-BACKED SECURITIES (Cost $712,040,629)		712,068,899

Collateralized Mortgage Obligations - 13.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 13.1%
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (b)	62,603	54,005
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	67,236	66,519
CFMT LLC Series 2024-R1 Class A1, 4% 10/25/2054 (b)	3,821,543	3,707,685
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (b)(c)	449,294	438,060
Cim Trust Series 2021-R3 Class A1A, 1.951% 6/25/2057 (b)	4,595,544	4,170,189
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (b)	4,940,806	4,764,291
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (b)	6,776,936	6,651,720
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (b)(c)	8,200,000	8,212,196
Fannie Mae Guaranteed REMIC Series 2013-41 Class DA, 1.75% 2/25/2043	4,433,079	3,947,647
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	22,823,818	19,436,212
Fannie Mae Guaranteed REMIC Series 2016-39 Class GD, 2% 11/25/2044	4,289,670	3,946,860
Fannie Mae Guaranteed REMIC Series 2021-13 Class BE, 1.25% 2/25/2050	80,657,275	60,552,555
Fannie Mae Guaranteed REMIC Series 2021-28 Class NC, 1% 5/25/2041	3,908,912	3,354,641
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	527,531	426,829
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	3,905,912	3,515,759
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	19,633	16,959
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	847,259	813,089
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 8/25/2052 (c)(d)	7,579,139	7,348,966
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 9/25/2052 (c)(d)	15,236,946	14,774,210
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 10/25/2052 (c)(d)	8,740,755	8,565,921
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 10/25/2052 (c)(d)	22,525,302	21,851,871
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.822% 11/25/2053 (c)(d)	14,482,343	14,579,157
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.772% 11/25/2053 (c)(d)	10,876,822	10,954,123
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.822% 11/25/2053 (c)(d)	703,659	708,406
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.852% 7/25/2054 (c)(d)	2,192,065	2,192,479
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 12/25/2054 (c)(d)	10,040,569	10,011,849
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.422% 12/25/2054 (c)(d)	3,358,263	3,354,090
Fannie Mae Mortgage pass-thru certificates Series 2020-54 Class DA, 2% 6/25/2044	7,922,075	7,290,030
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	1,064,931	969,813
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	541,173	483,944
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 6/25/2054 (c)(d)	3,319,414	3,305,523
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 3/25/2055 (c)(d)	11,633,172	11,621,141
Fannie Mae Mortgage pass-thru certificates Series 2025-3 Class NF, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.422% 2/25/2055 (c)(d)	14,845,074	14,757,183
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.922% 8/25/2054 (c)(d)	6,172,169	6,202,682
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 9/25/2054 (c)(d)	3,535,833	3,524,896
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 2/25/2055 (c)(d)	5,736,441	5,724,306
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 9/25/2054 (c)(d)	5,810,495	5,792,635
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (c)(d)	3,333,430	3,323,406
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (c)(d)	3,120,363	3,111,904
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4383 Class BD, 2% 9/15/2044	6,099,699	5,339,160
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	7,116,098	5,492,936
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4116 Class AP, 1.35% 8/15/2042	2,997,414	2,617,801
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	1,030,103	823,064
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4994 Class CA, 2% 3/25/2044	295,300	273,687
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4994 Class KH, 2% 1/25/2044	2,876,195	2,674,249
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4994 Class TA, 2% 1/25/2044	923,076	869,417
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class XA, 2% 4/25/2043	12,618,265	11,814,257
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	9,258,270	8,434,321
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	13,512,777	11,328,341
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5181 Class TA, 2.5% 6/25/2048	4,183,711	3,631,827
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5188 Class GA, 2% 1/25/2052	2,735,691	2,437,540
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	6,393,068	5,585,387
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	19,312	17,146
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class MN, 3% 4/25/2048	21,014,547	19,351,153
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.772% 10/25/2053 (c)(d)	1,934,554	1,946,284
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.322% 10/25/2054 (c)(d)	2,379,432	2,365,787
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (c)(d)	11,149,388	11,101,153
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (c)(d)	2,938,614	2,913,393
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.572% 10/25/2054 (c)(d)	5,476,968	5,466,702
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (c)(d)	5,890,425	5,873,338
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.672% 3/25/2055 (c)(d)	26,717,246	26,621,518
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	15,267,683	14,792,931
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(c)	2,800,000	2,803,141
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(c)	6,004,000	6,010,301
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (b)	3,304,435	3,291,637
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (b)	15,033,491	14,391,877
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (b)(c)	1,542,020	1,490,996
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (b)(c)	2,100,000	2,097,408
Santander Mortgage Asset Receivable Trust 2025-Nqm2 Series 2025-NQM2 Class A1, 5.732% 2/25/2065 (b)(c)	9,205,721	9,228,507
TOWD Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (b)	2,466,711	2,366,449
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (b)	19,400,000	19,362,370
TOTAL UNITED STATES		497,337,829
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $498,633,724)		497,337,829

Commercial Mortgage Securities - 9.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 9.7%
3650r Commercial Mortgage Trust Series 2021-PF1 Class ASB, 2.372% 11/15/2054	1,400,000	1,302,827
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.0426% 6/15/2030 (b)(c)(d)	8,040,000	8,073,673
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	389,186	378,915
BANK Series 2017-BNK7 Class ASB, 3.265% 9/15/2060	1,140,051	1,123,738
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	2,506,122	2,447,763
BANK Series 2017-BNK9 Class ASB, 3.47% 11/15/2054	512,545	505,714
BANK Series 2018-BN10 Class A5, 3.688% 2/15/2061	5,900,000	5,763,242
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	575,085	568,158
BANK Series 2018-BN14 Class A4, 4.231% 9/15/2060	20,000	19,650
BANK Series 2018-BN15 Class ASB, 4.285% 11/15/2061	949,238	942,083
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	255,034	246,730
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	2,341,427	2,229,632
BANK Series 2021-BN33 Class A5, 2.556% 5/15/2064	3,325,548	2,913,366
BANK Series 2021-BN35 Class ASB, 2.067% 6/15/2064	400,000	365,540
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (c)	4,000,000	3,998,497
BANK5 Series 2025-5YR14 Class A3, 5.646% 4/15/2058	3,700,000	3,820,085
BANK5 Series 2025-5YR14 Class XA, 0.9842% 4/15/2058 (c)(e)	29,795,415	1,243,249
BANK5 Series 2025-5YR14 Class XB, 0.2716% 4/15/2058 (c)(e)	74,200,000	1,094,791
BBCMS Mortgage Trust Series 2020-C7 Class A5, 2.037% 4/15/2053	4,675,000	4,091,265
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	600,000	558,763
Bbcms Mtg Tr Series 2025-5C34 Class A3, 5.659% 5/15/2058	8,300,000	8,570,815
Benchmark Mortgage Trust Series 2018-B4 Class ASB, 4.059% 7/15/2051	3,272,047	3,238,870
Benchmark Mortgage Trust Series 2018-B6 Class A3, 3.995% 10/10/2051	1,300,000	1,271,326
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	7,307,533	7,197,859
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	970,000	942,059
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	750,000	720,229
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	10,895,000	10,110,844
Benchmark Mortgage Trust Series 2019-B15 Class AAB, 2.859% 12/15/2072	448,058	432,348
Benchmark Mortgage Trust Series 2021-B25 Class ASB, 2.271% 4/15/2054	5,368,000	4,952,968
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	2,370,000	2,046,851
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	5,400,000	5,545,063
Benchmark Mortgage Trust Series 2025-V14 Class A3, 5.1761% 4/15/2057	15,100,000	15,297,790
Benchmark Mortgage Trust Series 2025-V14 Class A4, 5.6599% 4/15/2057	24,851,000	25,663,782
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.6709% 3/15/2041 (b)(c)(d)	1,897,655	1,898,841
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	1,000,000	1,035,562
BMO Mortgage Trust Series 2025-5C9 Class A3, 5.7785% 4/15/2058 (c)	5,380,000	5,575,841
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.7075% 4/15/2058 (c)(e)	12,999,010	395,166
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2267% 4/15/2037 (b)(c)(d)	3,296,000	3,294,970
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7204% 3/15/2041 (b)(c)(d)	10,663,818	10,670,483
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.97% 5/15/2041 (b)(c)	548,102	548,787
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1326% 10/15/2036 (b)(c)(d)	2,461,000	2,450,250
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3416% 2/15/2039 (b)(c)(d)	156,269	155,976
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5195% 12/9/2040 (b)(c)(d)	336,524	337,471
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057	2,200,000	2,234,341
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6215% 12/15/2039 (b)(c)(d)	4,401,630	4,401,630
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7% 6/15/2035 (b)(c)(d)	1,026,000	1,027,384
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7706% 4/15/2041 (b)(c)(d)	3,298,228	3,302,351
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4725% 3/15/2030 (b)(c)(d)	4,801,000	4,764,993
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7222% 3/15/2030 (b)(c)(d)	651,000	644,490
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.872% 3/15/2030 (b)(c)(d)	918,000	901,935
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.2935% 11/15/2038 (b)(c)(d)	538,383	538,047
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.0794% 10/15/2026 (b)(c)(d)	906,605	903,205
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2435% 2/15/2036 (b)(c)(d)	598,000	597,626
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1435% 1/15/2034 (b)(c)(d)	267,460	267,293
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1135% 6/15/2038 (b)(c)(d)	7,041,081	7,036,681
BX Trust Series 2021-VOLT Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1432% 9/15/2036 (b)(c)(d)	8,000,000	7,960,000
BX Trust Series 2021-XL2 Class A, CME Term SOFR 1 month Index + 0.803%, 5.132% 10/15/2038 (b)(c)(d)	4,481,024	4,478,223
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7707% 2/15/2039 (b)(c)(d)	10,556,816	10,570,000
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4787% 2/15/2035 (b)(c)(d)	2,038,000	2,030,358
CFCRE Commercial Mortgage Trust Series 2016-C7 Class ASB, 3.6436% 12/10/2054	1,243,436	1,232,811
Citigroup Commercial Mortgage Trust Series 2017-P8 Class A3, 3.203% 9/15/2050	2,600,000	2,525,999
Citigroup Commercial Mortgage Trust Series 2019-C7 Class A4, 3.102% 12/15/2072	2,450,626	2,279,067
DBGS Mortgage Trust Series 2018-C1 Class ASB, 4.302% 10/15/2051	509,188	506,360
DBJPM Mortgage Trust Series 2016-C1 Class A3A, 3.015% 5/10/2049	2,772,948	2,742,233
DBJPM Mortgage Trust Series 2020-C9 Class A4, 1.644% 8/15/2053	2,100,000	1,848,414
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	2,000,000	1,735,150
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (b)(c)	2,420,000	2,471,050
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1445% 11/15/2038 (b)(c)(d)	5,613,466	5,599,432
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5235% 7/15/2038 (b)(c)(d)	9,286,618	9,286,618
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	6,931	6,847
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (c)	15,000,000	14,752,323
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	2,800,400	2,739,835
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	9,800,000	9,588,930
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	63,895	62,404
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	3,900,000	3,814,955
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	2,300,000	2,254,697
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	3,700,000	3,639,028
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	2,200,000	2,184,763
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K085 Class A2, 4.06% 10/25/2028	5,000,000	4,961,429
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	2,700,000	2,664,146
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K087 Class A2, 3.771% 12/25/2028	1,100,000	1,082,259
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	1,733,161	1,718,651
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	100,000	94,002
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	7,600,000	7,089,992
GS Mortgage Securities Corp II Series 2019-GC40 Class A4, 3.16% 7/10/2052	4,850,000	4,493,187
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	400,000	385,906
GS Mortgage Securities Trust Series 2018-GS9 Class A4, 3.992% 3/10/2051	3,365,000	3,292,034
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	100,000	93,200
GS Mortgage Securities Trust Series 2020-GSA2 Class A5, 2.012% 12/12/2053	3,018,000	2,579,812
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3935% 10/15/2036 (b)(c)(d)	720,000	715,500
Hilton USA Trust Series 2016-HHV Class B, 4.1935% 11/5/2038 (b)(c)	1,456,000	1,432,130
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	37,716	37,248
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	391,014	385,501
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	14,477,167	12,738,885
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	100,000	82,032
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.2444% 4/15/2038 (b)(c)(d)	720,615	720,165
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class A4, 3.536% 11/15/2052	5,210,000	5,058,130
Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-5C1 Class A3, 5.635% 3/15/2058	5,000,000	5,155,163
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	10,000	9,737
Morgan Stanley Capital I Trust Series 2017-HR2 Class A4, 3.587% 12/15/2050	15,000	14,538
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	3,405,000	3,346,346
Morgan Stanley Capital I Trust Series 2019-H6 Class ASB, 3.224% 6/15/2052	235,629	229,788
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(c)	1,075,117	1,036,177
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.174% 11/15/2038 (b)(c)(d)	9,484,781	9,472,925
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5716% 12/15/2039 (b)(c)(d)	1,635,000	1,634,487
UBS Commercial Mortgage Trust Series 2019-C18 Class A4, 3.0352% 12/15/2052	1,700,000	1,548,521
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class A3, 2.684% 10/15/2049	6,697,616	6,585,324
Wells Fargo Commercial Mortgage Trust Series 2018-C45 Class ASB, 4.147% 6/15/2051	363,591	361,509
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class ASB, 4.365% 9/15/2061	2,275,525	2,268,096
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	1,255,383	1,235,658
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class ASB, 3.16% 6/15/2052	121,526	117,543
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class ASB, 3.063% 12/15/2052	441,017	427,654
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class XB, 1.0875% 8/15/2054 (c)(e)	25,751,000	1,516,997
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class ASB, 2.525% 11/15/2054	1,825,000	1,679,413
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6435% 5/15/2031 (b)(c)(d)	100,000	99,256
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.12% 10/15/2041 (b)(c)(d)	603,000	605,051
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.6193% 10/15/2041 (b)(c)(d)	2,500,000	2,510,786
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3194% 8/15/2041 (b)(c)(d)	400,000	399,024
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0199% 8/15/2041 (b)(c)(d)	425,967	423,836
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XA, 1.3461% 5/15/2058 (c)(e)	21,338,542	1,033,871
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XB, 0.7388% 5/15/2058 (c)(e)	57,043,000	1,424,130
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (b)(c)	1,226,000	1,222,354
TOTAL UNITED STATES		368,953,698
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $368,725,948)		368,953,698

U.S. Government Agency - Mortgage Securities - 135.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 135.2%
Fannie Mae 2% 11/1/2051	5,778,195	4,526,831
Fannie Mae 2% 2/1/2052	1,366,493	1,082,513
Fannie Mae 2% 3/1/2052	19,883,466	15,552,515
Fannie Mae 2.5% 1/1/2052	3,050,569	2,504,782
Fannie Mae 2.5% 4/1/2052	16,823,490	13,929,209
Fannie Mae 2.5% 4/1/2052	13,414,268	11,085,543
Fannie Mae 2.5% 5/1/2052	8,234,213	6,776,444
Fannie Mae 2.5% 6/1/2052	6,081,821	5,043,118
Fannie Mae 3% 6/1/2052	6,591,164	5,711,797
Fannie Mae 5.5% 2/1/2055	10,893,124	10,873,502
Fannie Mae 5.5% 2/1/2055	137,088	135,800
Fannie Mae 5.5% 9/1/2054	1,187,686	1,176,899
Fannie Mae 6% 10/1/2054	5,612,984	5,724,883
Fannie Mae 6.5% 7/1/2054	2,982,836	3,096,856
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	36,956	32,491
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	7,639,437	6,302,800
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	29,719	21,982
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	11,643,098	10,269,159
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	1,016,611	896,646
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	30,479,345	25,167,189
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2037	4,742,693	4,177,105
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	26,817,548	23,619,432
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	6,881,109	6,002,445
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	3,268,873	2,879,045
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	23,127,177	20,369,154
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	87,646	77,879
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	9,473,963	8,355,992
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	1,405,364	1,237,768
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	4,855,768	4,418,321
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	12,073,593	9,451,309
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	62,162	49,127
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	29,603	23,173
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	872,337	683,418
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	23,889	18,887
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	12,647,331	9,864,865
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	129,926	102,601
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	56,487	44,642
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	38,756	30,229
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	51,726	44,117
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	21,158	17,850
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,016,043	792,510
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	297,908	232,367
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	212,217	165,528
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	119,605	94,450
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	23,066	18,041
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	21,328	16,636
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,192,586	934,312
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	34,644	27,022
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	1,873,282	1,576,424
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	876,803	686,369
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	53,027	41,510
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	27,846	22,007
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	20,369	16,098
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	3,837,808	3,031,852
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	2,388,908	1,890,213
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	914,569	713,646
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	452,623	354,034
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	376,660	299,208
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	371,326	293,230
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	7,052,799	5,520,990
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	3,479,011	2,737,532
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,084,484	861,821
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	541,830	423,810
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	485,336	383,565
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	395,496	312,440
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	373,737	296,068
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	131,811	104,130
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	26,417	20,869
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	21,122	16,686
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	17,972	14,197
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	22,271,894	17,678,223
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	10,979,942	8,636,364
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052 (g)	10,301,220	8,025,251
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,758,066	3,742,497
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,493,669	2,746,883
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,931,436	1,525,826
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,194,198	946,024
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	963,723	764,349
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	777,757	608,349
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	554,936	439,264
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	7,486,442	5,860,449
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	5,235,079	4,094,792
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	3,692,693	2,904,519
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	3,663,181	2,865,279
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,416,353	1,125,109
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	147,997	117,565
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	126,904	100,809
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	101,118	79,156
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	18,721	14,643
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	14,498,503	11,349,548
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	4,589,304	3,589,677
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	59,987	47,389
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	273,866	214,011
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	25,622	19,961
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	1,258,867	1,151,359
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	11,660,433	9,149,747
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	6,344,264	4,978,238
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	2,436,734	2,052,119
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	462,581	361,245
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	237,844	185,740
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	117,483	92,407
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	29,324	22,900
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	3,752,370	3,414,325
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	445,104	348,153
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	257,999	201,480
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	7,613,719	6,332,420
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	4,946,926	4,071,132
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,668,170	2,195,803
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	397,608	329,701
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	42,540	34,823
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,637,934	1,347,957
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,062,280	880,855
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	16,903,997	14,043,408
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,101,098	906,506
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	825,925	686,932
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	43,610	41,749
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	13,912,550	12,958,210
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	8,916,045	8,301,658
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	4,711,426	3,893,520
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	1,311,213	1,085,634
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	2,418,612	2,018,391
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2036	16,918	15,704
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	5,189,016	4,284,957
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	1,909,230	1,582,560
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	4,704,498	3,890,734
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	3,296,269	2,724,035
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,850,293	2,353,699
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,825,385	2,336,662
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,096,140	1,736,834
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	4,018,206	3,855,594
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	18,117,646	15,102,632
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	11,863,274	9,796,388
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	4,708,884	3,898,777
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,815,742	2,336,607
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,908,773	1,583,970
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,057,880	870,595
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	5,188,610	4,978,568
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	5,062,890	4,855,679
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	4,680,282	4,490,913
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	4,590,589	4,404,740
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	4,360,396	4,180,097
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	3,618,761	3,472,081
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	23,747,104	19,691,381
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	4,169,091	3,445,334
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	309,234	255,551
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	6,397,966	6,133,373
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	4,107,618	3,937,720
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	3,994,618	3,834,770
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	37,191	32,321
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	4,768,123	3,947,824
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	16,926,408	14,046,158
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	8,129,530	7,569,340
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036	3,053,540	2,826,905
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	7,092,640	5,974,393
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	2,336,400	1,940,292
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	162,141	134,854
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	53,595,258	44,575,814
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	238,077	195,928
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	57,664,791	47,960,493
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	68,932	59,800
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	36,122	34,377
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	151,506	131,127
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	109,132	94,453
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	17,432	14,977
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,399,363	2,061,629
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,884,913	1,619,005
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	1,933,558	1,702,177
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	14,581,979	12,600,055
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	19,137	16,443
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	8,495,757	7,612,549
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	12,593,346	10,905,321
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	4,121,103	3,541,662
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	2,358,753	2,026,367
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	1,171,969	1,011,215
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	20,425	17,585
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	10,378,625	8,930,706
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	6,168,508	5,296,375
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	16,834,096	14,556,594
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	4,433,479	3,815,658
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	7,514,950	6,505,290
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	90,729	82,007
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	14,362,374	13,080,407
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	1,858,493	1,689,122
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	23,504	21,493
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	17,983,085	16,231,825
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	3,949,299	3,547,424
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	2,940,875	2,647,129
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	2,561,133	2,311,720
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	18,942	17,050
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	2,763,496	2,482,287
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	17,438,051	15,739,870
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	1,102,457	1,028,970
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2050	19,280,549	17,945,645
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2050	3,941,076	3,690,381
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	1,514,113	1,413,186
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	171,094	159,743
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	896,022	836,295
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	733,765	684,854
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	167,542	156,374
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2040	15,957	15,220
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	20,078	18,633
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	1,812,592	1,674,209
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	1,755,783	1,621,737
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	182,892	170,700
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	1,167,861	1,090,379
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	128,650	120,155
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,893,200	1,766,412
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	13,530,548	12,809,957
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	12,334	11,873
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	19,347	19,030
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	41,530	40,852
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	30,396,180	28,950,735
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	41,598	40,748
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	42,144	40,954
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2055	19,131,509	18,713,746
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2055	14,725,389	14,417,644
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	306,306	301,005
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	598,765	582,098
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	4,145,877	4,156,159
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	4,759,204	4,723,414
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	4,020,359	4,029,073
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,250,734	1,239,374
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	1,171,387	1,160,381
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	2,839,801	2,817,558
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2055	2,124,431	2,104,472
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	46,034	45,717
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	59,402,683	59,438,615
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	1,285,335	1,273,661
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	947,645	945,553
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	2,880,604	2,890,448
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	1,205,545	1,194,595
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	779,911	774,046
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	329,333	326,342
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	959,449	982,774
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	6,052,769	6,194,242
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,250,178	2,305,584
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	875,271	897,644
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	10,507,848	10,731,286
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	3,921,809	4,030,939
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	3,904,573	4,014,689
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	8,179,916	8,376,859
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	23,706	23,994
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	5,688,354	5,814,643
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	4,315,066	4,405,136
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	45,460	46,267
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	2,284,620	2,311,603
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	864,874	886,710
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	3,269,614	3,395,619
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	7,726,884	8,054,243
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	2,339,309	2,430,521
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	3,434,656	3,576,950
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	22,873	23,783
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	4,382,763	4,555,227
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	20,876	21,647
Freddie Mac 5.5% 1/1/2055	798,382	790,881
Freddie Mac Gold Pool 1.5% 1/1/2051	29,510	21,827
Freddie Mac Gold Pool 1.5% 11/1/2035	456,061	402,244
Freddie Mac Gold Pool 1.5% 2/1/2037	9,924,533	8,725,479
Freddie Mac Gold Pool 1.5% 2/1/2041	31,297,971	25,797,259
Freddie Mac Gold Pool 1.5% 2/1/2051	29,878	22,100
Freddie Mac Gold Pool 1.5% 4/1/2041	16,234,022	13,359,490
Freddie Mac Gold Pool 1.5% 4/1/2051	43,947	32,478
Freddie Mac Gold Pool 2% 1/1/2051	10,446,265	8,177,423
Freddie Mac Gold Pool 2% 1/1/2051	63,554	49,751
Freddie Mac Gold Pool 2% 1/1/2052	3,334,047	2,640,134
Freddie Mac Gold Pool 2% 1/1/2052	354,252	276,315
Freddie Mac Gold Pool 2% 1/1/2052	292,430	227,820
Freddie Mac Gold Pool 2% 10/1/2050	852,208	667,648
Freddie Mac Gold Pool 2% 10/1/2050	32,049	25,109
Freddie Mac Gold Pool 2% 10/1/2051	37,744	29,593
Freddie Mac Gold Pool 2% 10/1/2051	36,711	28,669
Freddie Mac Gold Pool 2% 11/1/2050	50,332,111	39,431,853
Freddie Mac Gold Pool 2% 11/1/2050	2,592,270	2,055,173
Freddie Mac Gold Pool 2% 11/1/2050	68,805	53,904
Freddie Mac Gold Pool 2% 11/1/2050	45,252	35,452
Freddie Mac Gold Pool 2% 11/1/2051	782,973	610,716
Freddie Mac Gold Pool 2% 11/1/2051	311,154	245,713
Freddie Mac Gold Pool 2% 11/1/2051	264,464	206,281
Freddie Mac Gold Pool 2% 11/1/2051	39,044	30,686
Freddie Mac Gold Pool 2% 11/1/2051	20,225	15,776
Freddie Mac Gold Pool 2% 12/1/2051	1,396,865	1,105,700
Freddie Mac Gold Pool 2% 12/1/2051	119,409	93,026
Freddie Mac Gold Pool 2% 12/1/2051	40,549	31,628
Freddie Mac Gold Pool 2% 2/1/2036	4,226,495	3,827,247
Freddie Mac Gold Pool 2% 2/1/2051	1,640,096	1,283,881
Freddie Mac Gold Pool 2% 2/1/2051	126,306	98,873
Freddie Mac Gold Pool 2% 2/1/2051	60,775	48,297
Freddie Mac Gold Pool 2% 2/1/2051	59,376	47,185
Freddie Mac Gold Pool 2% 2/1/2051	37,309	29,626
Freddie Mac Gold Pool 2% 2/1/2051	36,894	28,904
Freddie Mac Gold Pool 2% 3/1/2041	81,636	69,724
Freddie Mac Gold Pool 2% 3/1/2051	9,745,532	7,647,156
Freddie Mac Gold Pool 2% 3/1/2051	2,739,107	2,144,196
Freddie Mac Gold Pool 2% 3/1/2051	439,099	343,456
Freddie Mac Gold Pool 2% 3/1/2051	253,449	200,224
Freddie Mac Gold Pool 2% 3/1/2051	239,108	188,894
Freddie Mac Gold Pool 2% 3/1/2051	212,967	168,243
Freddie Mac Gold Pool 2% 3/1/2051	29,033	22,936
Freddie Mac Gold Pool 2% 3/1/2051	18,210	14,392
Freddie Mac Gold Pool 2% 4/1/2051	2,181,770	1,706,544
Freddie Mac Gold Pool 2% 4/1/2051	1,660,935	1,299,155
Freddie Mac Gold Pool 2% 4/1/2051	516,014	403,618
Freddie Mac Gold Pool 2% 4/1/2051	65,015	51,646
Freddie Mac Gold Pool 2% 4/1/2052	9,036,045	7,101,728
Freddie Mac Gold Pool 2% 4/1/2052	34,601	27,324
Freddie Mac Gold Pool 2% 5/1/2051	17,460,631	13,739,260
Freddie Mac Gold Pool 2% 5/1/2051	2,906,612	2,273,503
Freddie Mac Gold Pool 2% 5/1/2051	2,749,888	2,150,916
Freddie Mac Gold Pool 2% 5/1/2051	846,411	670,777
Freddie Mac Gold Pool 2% 5/1/2051	771,064	603,595
Freddie Mac Gold Pool 2% 5/1/2052	6,076,065	4,798,167
Freddie Mac Gold Pool 2% 6/1/2035	74,149	67,608
Freddie Mac Gold Pool 2% 6/1/2050	26,971,736	21,181,128
Freddie Mac Gold Pool 2% 6/1/2051	27,260	21,322
Freddie Mac Gold Pool 2% 6/1/2052	623,712	487,077
Freddie Mac Gold Pool 2% 7/1/2041	20,514	17,458
Freddie Mac Gold Pool 2% 7/1/2050	453,873	358,841
Freddie Mac Gold Pool 2% 7/1/2050	43,467	34,108
Freddie Mac Gold Pool 2% 7/1/2050	31,485	24,725
Freddie Mac Gold Pool 2% 7/1/2051	1,348,230	1,072,259
Freddie Mac Gold Pool 2% 8/1/2036	1,830,896	1,673,391
Freddie Mac Gold Pool 2% 8/1/2051	2,191,619	1,711,508
Freddie Mac Gold Pool 2% 8/1/2051	516,740	404,831
Freddie Mac Gold Pool 2% 8/1/2051	19,824	15,481
Freddie Mac Gold Pool 2% 8/1/2051	19,083	14,902
Freddie Mac Gold Pool 2% 8/1/2052	930,170	725,529
Freddie Mac Gold Pool 2% 8/1/2052	22,965	17,891
Freddie Mac Gold Pool 2% 9/1/2050	16,443,736	12,903,125
Freddie Mac Gold Pool 2% 9/1/2050	537,397	421,015
Freddie Mac Gold Pool 2% 9/1/2050	482,671	380,101
Freddie Mac Gold Pool 2% 9/1/2050	158,388	124,087
Freddie Mac Gold Pool 2% 9/1/2050	22,762	17,861
Freddie Mac Gold Pool 2% 9/1/2051	202,649	160,029
Freddie Mac Gold Pool 2% 9/1/2051	195,482	154,369
Freddie Mac Gold Pool 2% 9/1/2051	33,790	26,684
Freddie Mac Gold Pool 2% 9/1/2051	19,918	15,504
Freddie Mac Gold Pool 2.5% 1/1/2052	5,298,836	4,337,558
Freddie Mac Gold Pool 2.5% 1/1/2052	2,598,800	2,147,647
Freddie Mac Gold Pool 2.5% 1/1/2052	135,161	111,993
Freddie Mac Gold Pool 2.5% 10/1/2050 (i)	5,248,772	4,365,466
Freddie Mac Gold Pool 2.5% 10/1/2051	2,625,662	2,160,820
Freddie Mac Gold Pool 2.5% 11/1/2041	20,983	18,431
Freddie Mac Gold Pool 2.5% 11/1/2050	20,915,351	17,395,546
Freddie Mac Gold Pool 2.5% 11/1/2050	426,653	353,652
Freddie Mac Gold Pool 2.5% 11/1/2051	4,723,323	3,919,588
Freddie Mac Gold Pool 2.5% 12/1/2050	781,605	649,337
Freddie Mac Gold Pool 2.5% 2/1/2051	3,502,343	2,909,657
Freddie Mac Gold Pool 2.5% 3/1/2050	3,032,459	2,504,127
Freddie Mac Gold Pool 2.5% 4/1/2052 (h)(i)	23,860,263	19,785,214
Freddie Mac Gold Pool 2.5% 4/1/2052	5,837,832	4,835,327
Freddie Mac Gold Pool 2.5% 4/1/2052	4,703,115	3,899,879
Freddie Mac Gold Pool 2.5% 4/1/2052	2,856,690	2,338,449
Freddie Mac Gold Pool 2.5% 5/1/2052	16,501,679	13,647,291
Freddie Mac Gold Pool 2.5% 7/1/2036	27,689	25,704
Freddie Mac Gold Pool 2.5% 7/1/2043	51,883	45,112
Freddie Mac Gold Pool 2.5% 8/1/2050	3,059,678	2,540,946
Freddie Mac Gold Pool 2.5% 9/1/2051	2,833,929	2,353,470
Freddie Mac Gold Pool 3% 1/1/2052	21,703,218	18,658,451
Freddie Mac Gold Pool 3% 10/1/2049	4,881,863	4,216,814
Freddie Mac Gold Pool 3% 10/1/2051	8,810,017	7,551,682
Freddie Mac Gold Pool 3% 3/1/2050	8,839,117	7,623,928
Freddie Mac Gold Pool 3% 3/1/2052	18,554,267	16,041,143
Freddie Mac Gold Pool 3% 4/1/2050	8,862,226	7,643,861
Freddie Mac Gold Pool 3% 5/1/2036	12,511,220	11,792,094
Freddie Mac Gold Pool 3% 6/1/2052	4,864,295	4,178,838
Freddie Mac Gold Pool 3% 6/1/2052	19,979	17,120
Freddie Mac Gold Pool 3% 8/1/2052	10,216,545	8,835,935
Freddie Mac Gold Pool 3% 9/1/2049	92,776	80,891
Freddie Mac Gold Pool 3.5% 1/1/2048	3,387,777	3,057,862
Freddie Mac Gold Pool 3.5% 1/1/2048	515,465	465,267
Freddie Mac Gold Pool 3.5% 2/1/2052	1,154,973	1,029,468
Freddie Mac Gold Pool 3.5% 3/1/2048	2,023,564	1,831,452
Freddie Mac Gold Pool 3.5% 4/1/2052	2,194,905	1,961,951
Freddie Mac Gold Pool 3.5% 6/1/2052	4,101,556	3,694,441
Freddie Mac Gold Pool 3.5% 7/1/2049	3,091,339	2,780,633
Freddie Mac Gold Pool 3.5% 8/1/2049	5,516,921	4,983,111
Freddie Mac Gold Pool 3.5% 8/1/2051	35,829	32,183
Freddie Mac Gold Pool 4% 11/1/2051	303,850	283,596
Freddie Mac Gold Pool 4% 2/1/2051	7,523,704	7,012,199
Freddie Mac Gold Pool 4% 2/1/2052	153,558	143,322
Freddie Mac Gold Pool 4% 2/1/2052	130,199	121,521
Freddie Mac Gold Pool 4% 2/1/2053	16,738,877	15,513,253
Freddie Mac Gold Pool 4% 2/1/2053	1,853,053	1,717,372
Freddie Mac Gold Pool 4% 3/1/2049	44,125	41,042
Freddie Mac Gold Pool 4% 4/1/2052	332,348	310,195
Freddie Mac Gold Pool 4% 4/1/2052	221,866	207,077
Freddie Mac Gold Pool 4% 6/1/2052	169,969	158,640
Freddie Mac Gold Pool 4% 7/1/2052	276,989	258,526
Freddie Mac Gold Pool 4% 8/1/2052	162,649	151,756
Freddie Mac Gold Pool 4% 9/1/2051	359,197	335,478
Freddie Mac Gold Pool 4.5% 8/1/2052	18,881,871	17,883,662
Freddie Mac Gold Pool 4.5% 9/1/2052	15,293,533	14,479,052
Freddie Mac Gold Pool 5% 7/1/2038	7,737,597	7,762,468
Freddie Mac Gold Pool 5% 9/1/2054	954,013	927,591
Freddie Mac Gold Pool 5.5% 1/1/2055	16,800,025	16,857,437
Freddie Mac Gold Pool 5.5% 1/1/2055	7,674,239	7,666,890
Freddie Mac Gold Pool 5.5% 10/1/2054	10,196,586	10,186,822
Freddie Mac Gold Pool 5.5% 10/1/2054	1,098,044	1,088,071
Freddie Mac Gold Pool 5.5% 11/1/2054	9,478,758	9,499,302
Freddie Mac Gold Pool 5.5% 11/1/2054	6,469,506	6,481,507
Freddie Mac Gold Pool 5.5% 2/1/2055	99,990	99,051
Freddie Mac Gold Pool 5.5% 3/1/2053	40,219	40,331
Freddie Mac Gold Pool 5.5% 3/1/2055	3,874,971	3,838,565
Freddie Mac Gold Pool 5.5% 9/1/2053	4,373,530	4,380,275
Freddie Mac Gold Pool 5.5% 9/1/2054	3,989,982	3,992,395
Freddie Mac Gold Pool 6% 10/1/2054	755,430	773,795
Freddie Mac Gold Pool 6% 12/1/2052	2,870,347	2,929,363
Freddie Mac Gold Pool 6% 12/1/2054	4,902,400	5,003,198
Freddie Mac Gold Pool 6% 2/1/2055	17,674,730	18,104,417
Freddie Mac Gold Pool 6% 4/1/2039	2,154,583	2,213,326
Freddie Mac Gold Pool 6% 4/1/2054 (g)	11,815,142	12,091,301
Freddie Mac Gold Pool 6% 5/1/2054	7,294,459	7,471,793
Freddie Mac Gold Pool 6% 6/1/2054	67,847	68,822
Freddie Mac Gold Pool 6% 7/1/2039	5,734,727	5,874,951
Freddie Mac Gold Pool 6% 9/1/2039	9,892,156	10,152,584
Freddie Mac Gold Pool 6% 9/1/2039	1,327,313	1,361,676
Freddie Mac Gold Pool 6% 9/1/2054	7,484,049	7,673,009
Freddie Mac Gold Pool 6% 9/1/2054	7,509,315	7,656,672
Freddie Mac Gold Pool 6.5% 1/1/2054	6,704,340	6,947,524
Freddie Mac Gold Pool 6.5% 1/1/2054	5,845,322	6,068,306
Freddie Mac Gold Pool 6.5% 12/1/2053	2,235,556	2,322,723
Freddie Mac Gold Pool 6.5% 2/1/2054	28,809,157	29,854,139
Freddie Mac Gold Pool 6.5% 6/1/2054	24,194,808	25,148,023
Freddie Mac Gold Pool 6.5% 6/1/2054	6,500,983	6,771,834
Freddie Mac Gold Pool 6.5% 9/1/2054	14,052,554	14,659,984
Freddie Mac Gold Pool 6.5% 9/1/2054	7,704,971	8,030,799
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	7,190,301	7,347,689
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	969,394	1,009,554
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	902,513	941,313
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	284,600	298,459
Freddie Mac Non Gold Pool 5.5% 1/1/2055	1,235,416	1,224,967
Freddie Mac Non Gold Pool 5.5% 4/1/2055	7,885,955	7,890,725
Freddie Mac Non Gold Pool 5.5% 7/1/2053	6,866,382	6,859,807
Freddie Mac Non Gold Pool 6% 11/1/2054	806,679	823,769
Freddie Mac Non Gold Pool 6% 6/1/2054	12,282,445	12,538,820
Freddie Mac Non Gold Pool 6.5% 1/1/2055	8,355,582	8,673,021
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,662,989	1,737,601
Freddie Mac Non Gold Pool 6.5% 11/1/2054	763,866	797,661
Freddie Mac Non Gold Pool 6.5% 2/1/2055	1,909,427	1,996,289
Ginnie Mae I Pool 2% 10/20/2052	1,276,664	1,025,452
Ginnie Mae I Pool 2% 9/20/2052	141,527	113,778
Ginnie Mae I Pool 2.5% 1/20/2051	22,985	19,179
Ginnie Mae I Pool 2.5% 10/20/2051	7,372,773	6,149,524
Ginnie Mae I Pool 2.5% 10/20/2051	3,428,910	2,860,004
Ginnie Mae I Pool 2.5% 10/20/2051	3,225,547	2,690,382
Ginnie Mae I Pool 2.5% 11/20/2051	1,539,237	1,283,855
Ginnie Mae I Pool 2.5% 12/20/2051	2,560,108	2,135,349
Ginnie Mae I Pool 2.5% 12/20/2051	1,722,233	1,436,490
Ginnie Mae I Pool 2.5% 12/20/2051	22,300	18,530
Ginnie Mae I Pool 2.5% 4/20/2051	67,524	56,321
Ginnie Mae I Pool 2.5% 6/20/2051	2,695,073	2,247,922
Ginnie Mae I Pool 2.5% 8/20/2051	4,067,764	3,392,864
Ginnie Mae I Pool 4.5% 4/20/2053	22,345	21,184
Ginnie Mae I Pool 5.5% 3/20/2054	3,822,300	3,821,186
Ginnie Mae II Pool 2% 1/20/2051	54,162,587	43,534,517
Ginnie Mae II Pool 2% 10/20/2050	9,220,307	7,411,050
Ginnie Mae II Pool 2% 3/20/2052	16,612,273	13,357,716
Ginnie Mae II Pool 2% 6/1/2055 (f)	221,175,000	177,697,879
Ginnie Mae II Pool 2% 6/20/2054	167,650	134,700
Ginnie Mae II Pool 2% 7/1/2055 (f)	56,950,000	45,748,470
Ginnie Mae II Pool 2% 7/20/2054	188,996	151,851
Ginnie Mae II Pool 2% 8/20/2050	4,240,206	3,410,821
Ginnie Mae II Pool 2% 8/20/2053	191,952	154,181
Ginnie Mae II Pool 2% 9/20/2050	8,680,732	6,982,778
Ginnie Mae II Pool 2.5% 6/1/2055 (f)	170,500,000	142,884,814
Ginnie Mae II Pool 2.5% 7/1/2055 (f)	108,675,000	91,039,384
Ginnie Mae II Pool 2.5% 7/20/2051	68,801	57,687
Ginnie Mae II Pool 3% 3/20/2050	1,404,546	1,226,972
Ginnie Mae II Pool 3% 6/1/2055 (f)	99,175,000	86,430,665
Ginnie Mae II Pool 3.5% 6/1/2055 (f)	51,975,000	46,262,464
Ginnie Mae II Pool 3.5% 7/1/2055 (f)	40,125,000	35,700,781
Ginnie Mae II Pool 4% 11/20/2054	10,873,945	9,980,006
Ginnie Mae II Pool 4% 12/20/2054	643,503	589,796
Ginnie Mae II Pool 4% 6/1/2055 (f)	45,700,000	41,883,438
Ginnie Mae II Pool 4.5% 11/20/2054	34,822,035	32,881,323
Ginnie Mae II Pool 4.5% 4/20/2055	27,197,584	25,681,800
Ginnie Mae II Pool 4.5% 5/20/2055	20,902,414	19,737,474
Ginnie Mae II Pool 5% 11/20/2054	1,627,540	1,580,013
Ginnie Mae II Pool 5% 12/20/2054	19,959,500	19,375,092
Ginnie Mae II Pool 5% 12/20/2054	4,948,621	4,810,686
Ginnie Mae II Pool 5% 6/1/2055 (f)	67,775,000	65,764,156
Ginnie Mae II Pool 5.5% 1/20/2055	3,111,276	3,106,480
Ginnie Mae II Pool 5.5% 12/20/2054	3,795,320	3,798,957
Ginnie Mae II Pool 5.5% 12/20/2054	2,529,116	2,513,164
Ginnie Mae II Pool 5.5% 6/1/2055 (f)	46,025,000	45,548,066
Ginnie Mae II Pool 5.5% 7/1/2055 (f)	46,025,000	45,666,194
Ginnie Mae II Pool 5.5% 8/20/2054	1,425,672	1,417,349
Ginnie Mae II Pool 6% 1/20/2055	3,555,677	3,592,932
Ginnie Mae II Pool 6% 12/20/2054	6,602,616	6,677,986
Ginnie Mae II Pool 6% 6/1/2055 (f)	271,500,000	273,668,281
Ginnie Mae II Pool 6% 7/1/2055 (f)	271,500,000	273,723,396
Uniform Mortgage Backed Securities 2% 6/1/2055 (f)	499,425,000	388,205,351
Uniform Mortgage Backed Securities 2% 7/1/2055 (f)	312,825,000	243,294,732
Uniform Mortgage Backed Securities 2.5% 6/1/2055 (f)	126,900,000	103,418,526
Uniform Mortgage Backed Securities 3% 6/1/2055 (f)	38,250,000	32,560,293
Uniform Mortgage Backed Securities 3.5% 6/1/2055 (f)	154,875,000	137,378,895
Uniform Mortgage Backed Securities 3.5% 7/1/2055 (f)	104,975,000	93,095,546
Uniform Mortgage Backed Securities 4% 6/1/2055 (f)	45,700,000	41,553,081
Uniform Mortgage Backed Securities 4.5% 6/1/2040 (f)	17,425,000	17,167,026
Uniform Mortgage Backed Securities 4.5% 6/1/2055 (f)	20,025,000	18,864,958
Uniform Mortgage Backed Securities 4.5% 7/1/2055 (f)	7,825,000	7,380,568
Uniform Mortgage Backed Securities 5% 6/1/2040 (f)	11,000,000	11,006,876
Uniform Mortgage Backed Securities 5% 6/1/2055 (f)	56,100,000	54,318,371
Uniform Mortgage Backed Securities 5.5% 6/1/2055 (f)	22,075,000	21,861,164
Uniform Mortgage Backed Securities 6% 6/1/2055 (f)	235,450,000	237,813,706
Uniform Mortgage Backed Securities 6% 7/1/2055 (f)	36,050,000	36,365,441
Uniform Mortgage Backed Securities 6.5% 6/1/2055 (f)	173,300,000	177,957,351
Uniform Mortgage Backed Securities 6.5% 7/1/2055 (f)	59,600,000	61,145,845
TOTAL UNITED STATES		5,114,668,658
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,132,456,399)		5,114,668,658

U.S. Treasury Obligations - 1.6%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.61 to 4.88	47,510,000	45,631,871
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.63	12,344,065	11,744,783
US Treasury Notes 4% 2/15/2034	4.11	14,000	13,679
US Treasury Notes 4.125% 7/31/2031	3.79 to 4.13	15,000	15,019
US Treasury Notes 4.25% 2/28/2031	4.27	1,000	1,010
US Treasury Notes 4.25% 6/30/2029	4.08	5,000	5,061
US Treasury Notes 4.5% 5/15/2027	4.54	33,000	33,353
US Treasury Notes 4.75% 2/15/2045	4.95	4,020,000	3,923,897
TOTAL U.S. TREASURY OBLIGATIONS (Cost $62,158,502)			61,368,673

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $105,755,253)	4.32	105,734,106	105,755,253

Purchased Swaptions - 0.4%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.3%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	5,500,000	271,544
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.14% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	6,800,000	414,783
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.1415% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	3,300,000	201,226
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	18,700,000	822,915
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.07% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	13,310,000	516,146
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/29	7,400,000	295,147
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.108% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/28/26	12,130,000	227,706
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.94% and receive annually a floating rate based on US SOFR Index, expiring March 2035	3/21/30	33,200,000	1,401,338
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/26	5,810,000	174,588
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	12,420,000	513,275
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	16,160,000	653,579
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	14,950,000	603,012
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	5,300,000	218,290
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Indxe, expiring May 2035	4/29/30	54,600,000	2,331,612
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	7,150,000	291,490
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	8,410,000	351,631

TOTAL PUT SWAPTIONS			9,288,282
Call Swaptions - 0.1%
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	5,500,000	142,377
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.14% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	6,800,000	17,851
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.1415% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	3,300,000	9,109
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	18,700,000	584,760
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	13,310,000	500,234
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/29	7,400,000	268,839
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.108% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/28/26	12,130,000	471,968
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.94% and pay annually a floating rate based on US SOFR Index, expiring March 2035	3/21/30	33,200,000	1,156,004
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/26	5,810,000	188,052
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	12,420,000	456,903
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	16,160,000	610,590
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.08% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	14,950,000	566,070
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	5,300,000	194,929
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/30	54,600,000	1,924,993
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	7,150,000	268,821
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	8,410,000	307,260

TOTAL CALL SWAPTIONS			7,668,760
TOTAL PURCHASED SWAPTIONS (Cost $17,507,197)			16,957,042

TOTAL INVESTMENT IN SECURITIES - 181.6% (Cost $6,897,277,652)	6,877,110,052
NET OTHER ASSETS (LIABILITIES) - (81.6)%	(3,091,766,521)
NET ASSETS - 100.0%	3,785,343,531

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 6/1/2055	(56,950,000)	(45,755,145)
Ginnie Mae II Pool 2.5% 6/1/2055	(108,675,000)	(91,073,356)
Ginnie Mae II Pool 3.5% 6/1/2055	(40,125,000)	(35,714,889)
Ginnie Mae II Pool 5% 6/1/2055	(14,775,000)	(14,336,635)
Ginnie Mae II Pool 5.5% 6/1/2055	(46,025,000)	(45,548,066)
Ginnie Mae II Pool 6% 6/1/2055	(271,500,000)	(273,668,280)
Uniform Mortgage Backed Securities 2% 6/1/2055	(377,175,000)	(293,179,863)
Uniform Mortgage Backed Securities 2.5% 6/1/2055	(123,500,000)	(100,647,659)
Uniform Mortgage Backed Securities 3% 6/1/2055	(23,900,000)	(20,344,863)
Uniform Mortgage Backed Securities 3.5% 6/1/2055	(123,375,000)	(109,437,425)
Uniform Mortgage Backed Securities 4% 6/1/2055	(45,700,000)	(41,553,081)
Uniform Mortgage Backed Securities 4.5% 6/1/2055	(20,025,000)	(18,864,957)
Uniform Mortgage Backed Securities 5% 6/1/2055	(32,200,000)	(31,177,389)
Uniform Mortgage Backed Securities 5.5% 6/1/2055	(35,050,000)	(34,710,478)
Uniform Mortgage Backed Securities 6% 6/1/2055	(254,350,000)	(256,903,445)
Uniform Mortgage Backed Securities 6% 7/1/2055	(44,300,000)	(44,687,629)
Uniform Mortgage Backed Securities 6.5% 6/1/2055	(173,300,000)	(177,957,351)
Uniform Mortgage Backed Securities 6.5% 7/1/2055	(34,500,000)	(35,394,827)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,670,955,338)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,670,975,598)		(1,670,955,338)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.97% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/13/26	5,700,000	(157,132)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.89% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/21/26	22,200,000	(686,247)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.63% and pay annually a floating rate based on US SOFR Index, expiring November 2035	10/30/25	16,800,000	(531,216)

TOTAL PUT SWAPTIONS			(1,374,595)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.97% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/13/26	5,700,000	(201,386)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.89% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/21/26	22,200,000	(712,563)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.63% and receive annually a floating rate based on US SOFR Index, expiring November 2035	10/30/25	16,800,000	(227,480)

TOTAL CALL SWAPTIONS			(1,141,429)
TOTAL WRITTEN SWAPTIONS			(2,516,024)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Note Contracts (United States)	597	Sep 2025	123,886,828	210,040	210,040

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	359	Sep 2025	39,815,344	(437,234)	(437,234)
CBOT 5 Year US Treasury Note Contracts (United States)	436	Sep 2025	47,220,844	(254,773)	(254,773)
CBOT US Treasury Long Bond Contracts (United States)	109	Sep 2025	12,330,625	(294,852)	(294,852)
CBOT US Treasury Ultra Bond Contracts (United States)	95	Sep 2025	11,046,719	(199,237)	(199,237)

TOTAL SOLD					(1,186,096)

TOTAL FUTURES CONTRACTS					(976,056)
The notional amount of futures purchased as a percentage of Net Assets is 3.3%
The notional amount of futures sold as a percentage of Net Assets is 2.9%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	3,000	512	(846)	(334)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	5,000	853	(1,431)	(578)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	3,000	512	(717)	(205)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	4,000	682	(911)	(229)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	1,000	171	(269)	(98)
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly	5,000	651	(790)	(139)
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	16,546	(14,790)	1,756
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	500,000	85,250	(76,823)	8,427
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	49,638	(44,991)	4,647
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	1,400,000	182,268	(159,761)	22,507
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,000,000	76,435	(50,473)	25,962
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	700,000	53,505	(28,175)	25,330
CMBX AAA Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,300,000	2,217	741	2,958
CMBX BBB- Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	500,000	38,218	(19,414)	18,804
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	400,000	30,574	(14,591)	15,983
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	3,000,000	511,498	(382,790)	128,708
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	1,200,000	153,027	(78,565)	74,462
CMBX BB Series 18 Index		Dec 2057	JPMorgan Securities LLC	(5%)	Monthly	200,000	25,505	(13,354)	12,151
CMBX BB Series 18 Index		Dec 2057	JPMorgan Securities LLC	(5%)	Monthly	700,000	89,266	(50,035)	39,231
CMBX BBB- Series 18 Index		Dec 2057	JPMorgan Securities LLC	(3%)	Monthly	1,000,000	76,435	(49,705)	26,730
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly	1,000,000	165,460	(160,437)	5,023
CMBX AAA Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(0.5%)	Monthly	23,400,000	409,671	(459,714)	(50,043)
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly	5,000,000	650,957	(698,766)	(47,809)
CMBX AAA Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(0.5%)	Monthly	11,890,000	146,410	(221,725)	(75,315)
CMBX BB Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(5%)	Monthly	700,000	89,266	(104,648)	(15,382)
CMBX AAA Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(0.5%)	Monthly	3,000,000	52,522	(71,242)	(18,720)
CMBX AAA Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	7,400,000	12,618	(61,551)	(48,933)
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	200,000	25,505	(29,523)	(4,018)
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	800,000	102,018	(115,815)	(13,797)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,500,000	195,287	(217,142)	(21,855)
CMBX AAA Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	10,000,000	123,137	(120,014)	3,123
CMBX AAA Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(0.5%)	Monthly	3,700,000	45,561	(43,887)	1,674
CMBX AAA Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	24,200,000	41,266	(45,264)	(3,998)

TOTAL BUY PROTECTION							3,453,441	(3,337,418)	116,023
Sell Protection
CMBX AAA Series 15 Index	NR	Nov 2064	Goldman Sachs & Co LLC	0.5%	Monthly	10,000	(58)	261	203
CMBX AAA Series 15 Index	NR	Nov 2064	Citigroup Global Markets Ltd	0.5%	Monthly	50,000	(289)	488	199
CMBX AAA Series 15 Index	NR	Nov 2064	Goldman Sachs & Co LLC	0.5%	Monthly	1,100,000	(6,354)	8,320	1,966

TOTAL SELL PROTECTION							(6,701)	9,069	2,368
TOTAL CREDIT DEFAULT SWAPS							3,446,740	(3,328,349)	118,391

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2027	190,685,000	37,953	0	37,953
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	Jun 2045	57,498,000	1,321,944	0	1,321,944
3.25%	Annual	U.S. SOFR Index(4)	Annual	LCH	Jun 2035	12,764,000	7,735	0	7,735
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2032	32,140,000	(102,312)	0	(102,312)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2029	104,305,000	175,457	0	175,457
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2030	73,685,000	220,985	0	220,985
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2028	207,561,000	461,939	0	461,939
TOTAL INTEREST RATE SWAPS							2,123,701	0	2,123,701

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $769,814,778 or 20.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $4,371,254.

(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,634,612.
(i)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $17,814,896.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	63,676,708	3,144,915,784	3,102,837,239	14,185,626	-	-	105,755,253	105,734,106	0.2%
Total	63,676,708	3,144,915,784	3,102,837,239	14,185,626	-	-	105,755,253

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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